INCOME TAXES (Details Narrative)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
INCOME TAXES
Income tax rate	21.00%	21.00%	21.00%
Cumulative tax effect, expected rate	21.00%	21.00%